Note 10 - Exploration and Evaluation Expenditures (Tables)	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of exploration and expenditures related to discontinued operations [text block]
	Central Zone	North Zone	South Zone	Total

Land maintenance and tenure	$-	$-	$12,263	$12,263

Total expenditures for the year	$-	$-	$12,263	$12,263